Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings per share
11.	Earnings per share
The following table sets forth the computation of the basic and diluted earnings per share attributable to common stockholders for the years ended December 31, 2022, and 2021 (in thousands except share and per share amounts):

	Years Ended December 31,
	2022	2021
Numerator:
Net loss from continuing operations	$(33,047)	$(18,803)
Less: Net loss from continuing operations, attributable to noncontrolling interest	632	1,300
Deemed dividends from accretion of Series D-1 preferred stock	(2,684)	(2,511)

Loss from continuing operations attributable to common stockholders	(35,099)	(20,014)
Loss from discontinued operations, net of tax	—	(156)

Net loss attributable to common stockholders	$(35,099)	$(20,170)

Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	11,285,170	9,101,819
Basic and diluted net income (loss) per share attributable to common stockholders:
Continuing operations	$(3.11)	$(2.20)
Discontinued operations	$—	$(0.02)

Net loss	$(3.11)	$(2.22)

Potentially dilutive securities that were not included in the diluted per share calculations as of December 31, 2022 and 2021 because they would be anti-dilutive were as follows:

	December 31,
	2022	2021
Convertible preferred stock	56,361,224	56,355,551
Outstanding stock options	11,645,320	14,999,056
Convertible notes (a)	1,324,635	—
Common stock warrants (1:1)	596,435	580,114
Preferred stock warrants (1:1)	—	50,000

Total	69,927,614	71,984,721

(a)	Assumes conversion at $4.79 per share.